Note 4 - Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021
Finished products	$385,681	$317,654
In process	23,652	25,175
Raw materials and supplies	165,491	128,987
	574,824	471,816
Less excess of FIFO cost over LIFO cost	164,493	128,672
Total inventories	$410,331	$343,144